Short-term borrowings	12 Months Ended
Dec. 31, 2021
Short-term borrowings
Short-term borrowings

9. Short-term borrowings

As of December 31, 2020, the Group had short-term borrowings from banks, amounted to RMB24,500, with the interests charged at rates ranging from 4.20% to 4.25% per annum, among which, a loan with the principal amount of RMB9,500 was guaranteed by wealth management products issued by banks of RMB10,000 classified as short-term investments and a loan with the principal amount of RMB15,000 was guaranteed by one of the founders of the Company.

The Group repaid all the above borrowings in 2021.